Inventories (Details) - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023
Notes and other explanatory information [abstract]
Ore stockpile	$ 3,772	$ 3,361
Gold in circuit	614	689
Gold doré	25	52
Total precious metals inventories	4,411	4,102
Supplies	997	859
Total inventories	$ 5,408	$ 4,961